Summary of Significant Accounting Policies - Schedule of Revenue on Fixed Price Contracts (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Revenue on Fixed Price Contracts [Line Items]
Total Revenue	$ 1,427,576	$ 2,014,332	$ 6,891,223	$ 9,209,329	$ 8,363,600
Design services [Member]
Schedule of Revenue on Fixed Price Contracts [Line Items]
Total Revenue			2,043,741	2,547,249	3,653,068
System engineering services [Member]
Schedule of Revenue on Fixed Price Contracts [Line Items]
Total Revenue			$ 4,847,482	$ 6,662,080	$ 4,710,532